Equity Incentive Plan (Details) - Schedule of share-based activity - Stock Options [Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Equity Incentive Plan (Details) - Schedule of share-based activity [Line Items]
Number of Awards Outstanding, Granted | shares	756,300
Weighted Average Exercise Price, Granted | $ / shares	$ 24.69
Weighted Average Remaining Contractual Terms (Years) Granted	10 years
Number of Awards Outstanding, Cancelled and forfeited | shares
Weighted Average Exercise Price, Cancelled and forfeited | $ / shares
Number of Awards Outstanding, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Awards Outstanding, Balance | shares	756,300
Weighted Average Exercise Price, Balance | $ / shares	$ 24.69
Weighted Average Remaining Contractual Terms (Years), Balance	9 years 11 months 23 days
Intrinsic Value, Balance | $
Number of Awards Outstanding, Exercisable | shares
Weighted Average Exercise Price, Exercisable | $ / shares
Intrinsic Value, Vested, Exercisable | $